SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details
Cash	$ 54,742	$ 459	$ 13,501
Advertising expense	$ 0	$ 0